Cover	Apr. 19, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2023
Entity File Number	001-41690
Entity Registrant Name	U.S. GoldMining Inc.
Entity Central Index Key	0001947244
Entity Tax Identification Number	37-1792147
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1030 West Georgia Street
Entity Address, Address Line Two	Suite 1830
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 2Y3
City Area Code	(914)
Local Phone Number	233-3004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	USGO
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $13.00
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $13.00
Trading Symbol	USGOW
Security Exchange Name	NASDAQ